Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
Entity Central Index Key	0000912029
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000005553
Shareholder Report [Line Items]
Fund Name	Summit Municipal Income Fund
Class Name	Investor Class
Trading Symbol	PRINX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Income Fund - Investor Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended October 31, 2025, as solid investor demand absorbed record levels of tax-exempt bond issuance during the period. Fixed income performance was supported by Federal Reserve rate cuts, falling Treasury yields across most of the curve, and generally resilient economic data.

  Compared with the Bloomberg Municipal Bond Index, the fund’s positioning around market volatility contributed positively to performance, as municipal bond prices fluctuated less than anticipated. The fund’s longer-than-benchmark average duration profile also contributed, and coupon payments generated by the portfolio’s holdings further boosted performance.

  Conversely, security selection within the revenue sector detracted from relative results as selection decisions in the dedicated tax, lease/appropriation, and airport revenue segments weighed on performance. The fund’s positioning along the yield curve also detracted, hampered by modest underweights to two- and five-year municipal bonds and overweights in the long end as the curve steepened.

  The fund seeks a high level of income exempt from federal income taxes. We maintained a preference for revenue bonds over general obligation debt as a result of our concerns about the fiscal challenges and political uncertainty that many state and local governments face, with overweight allocations to airport, toll road, and industrial revenue/pollution control revenue bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Summit Municipal Income Fund (Investor Class)	3.33%	1.43%	2.46%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	4.17	1.16	2.42

The preceding line graph shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 3,180,992,000
Holdings Count | Holding	914
Advisory Fees Paid, Amount	$ 9,348,000
InvestmentCompanyPortfolioTurnover	30.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$3,180,992 Number of Portfolio Holdings914
Holdings [Text Block]

State Allocation (as a % of Net Assets)

Texas	11.6%
New York	10.8
California	9.1
Georgia	6.1
Florida	5.0
Maryland	4.3
Puerto Rico	4.0
District of Columbia	3.6
Virginia	3.5
Other	42.0

Industry Allocation (as a % of Net Assets)

Transportation	25.0%
Health Care	12.3
Special Tax	12.1
Housing	7.4
Education	6.8
General Obligations - Local	6.6
General Obligations - State	5.8
Water & Sewer	4.1
Leasing	3.1
Other	16.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000117204
Shareholder Report [Line Items]
Fund Name	Summit Municipal Income Fund
Class Name	Advisor Class
Trading Symbol	PAIMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Income Fund - Advisor Class	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended October 31, 2025, as solid investor demand absorbed record levels of tax-exempt bond issuance during the period. Fixed income performance was supported by Federal Reserve rate cuts, falling Treasury yields across most of the curve, and generally resilient economic data.

  Compared with the Bloomberg Municipal Bond Index, the fund’s positioning around market volatility contributed positively to performance, as municipal bond prices fluctuated less than anticipated. The fund’s longer-than-benchmark average duration profile also contributed, and coupon payments generated by the portfolio’s holdings further boosted performance.

  Conversely, security selection within the revenue sector detracted from relative results as selection decisions in the dedicated tax, lease/appropriation, and airport revenue segments weighed on performance. The fund’s positioning along the yield curve also detracted, hampered by modest underweights to two- and five-year municipal bonds and overweights in the long end as the curve steepened.

  The fund seeks a high level of income exempt from federal income taxes. We maintained a preference for revenue bonds over general obligation debt as a result of our concerns about the fiscal challenges and political uncertainty that many state and local governments face, with overweight allocations to airport, toll road, and industrial revenue/pollution control revenue bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Summit Municipal Income Fund (Advisor Class)	3.07%	1.18%	2.20%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	4.17	1.16	2.42

The preceding line graph shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 3,180,992,000
Holdings Count | Holding	914
Advisory Fees Paid, Amount	$ 9,348,000
InvestmentCompanyPortfolioTurnover	30.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$3,180,992 Number of Portfolio Holdings914
Holdings [Text Block]

State Allocation (as a % of Net Assets)

Texas	11.6%
New York	10.8
California	9.1
Georgia	6.1
Florida	5.0
Maryland	4.3
Puerto Rico	4.0
District of Columbia	3.6
Virginia	3.5
Other	42.0

Industry Allocation (as a % of Net Assets)

Transportation	25.0%
Health Care	12.3
Special Tax	12.1
Housing	7.4
Education	6.8
General Obligations - Local	6.6
General Obligations - State	5.8
Water & Sewer	4.1
Leasing	3.1
Other	16.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000211686
Shareholder Report [Line Items]
Fund Name	Summit Municipal Income Fund
Class Name	I Class
Trading Symbol	PRIMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Income Fund - I Class	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended October 31, 2025, as solid investor demand absorbed record levels of tax-exempt bond issuance during the period. Fixed income performance was supported by Federal Reserve rate cuts, falling Treasury yields across most of the curve, and generally resilient economic data.

  Compared with the Bloomberg Municipal Bond Index, the fund’s positioning around market volatility contributed positively to performance, as municipal bond prices fluctuated less than anticipated. The fund’s longer-than-benchmark average duration profile also contributed, and coupon payments generated by the portfolio’s holdings further boosted performance.

  Conversely, security selection within the revenue sector detracted from relative results as selection decisions in the dedicated tax, lease/appropriation, and airport revenue segments weighed on performance. The fund’s positioning along the yield curve also detracted, hampered by modest underweights to two- and five-year municipal bonds and overweights in the long end as the curve steepened.

  The fund seeks a high level of income exempt from federal income taxes. We maintained a preference for revenue bonds over general obligation debt as a result of our concerns about the fiscal challenges and political uncertainty that many state and local governments face, with overweight allocations to airport, toll road, and industrial revenue/pollution control revenue bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/1/19
Summit Municipal Income Fund (I Class)	3.35%	1.54%	2.42%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	4.17	1.16	2.25

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Mar. 01, 2019
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 3,180,992,000
Holdings Count | Holding	914
Advisory Fees Paid, Amount	$ 9,348,000
InvestmentCompanyPortfolioTurnover	30.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$3,180,992 Number of Portfolio Holdings914
Holdings [Text Block]

State Allocation (as a % of Net Assets)

Texas	11.6%
New York	10.8
California	9.1
Georgia	6.1
Florida	5.0
Maryland	4.3
Puerto Rico	4.0
District of Columbia	3.6
Virginia	3.5
Other	42.0

Industry Allocation (as a % of Net Assets)

Transportation	25.0%
Health Care	12.3
Special Tax	12.1
Housing	7.4
Education	6.8
General Obligations - Local	6.6
General Obligations - State	5.8
Water & Sewer	4.1
Leasing	3.1
Other	16.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless